February 4, 2014

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:          Vanguard Tax-Managed Funds (the Trust)

                File No.  33-53683

Commissioners:

Enclosed is the 51st Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are: (1) to disclose Developed Markets Index Fund as the new name for the Tax-Managed International Fund, a series of the Trust, (2) to amend the Fund’s investment objective and primary investment strategy, and (3) to make a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of April 7, 2014, for this amendment. On the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments; and (2) provide the annual update to the Trust’s Registration Statement including audited financial statements for each series of the Trust for the fiscal year ended December 31, 2013. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Judith L. Gaines

Associate Counsel

The Vanguard Group, Inc.

cc: Amy Miller, Esquire

U.S. Securities & Exchange Commission